PROPERTY AND EQUIPMENT - Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities [Abstract]
Total lease liabilities	$ 83,999	$ 74,712
Current	12,121	12,668
Non Current	$ 71,878	$ 62,044